Note 4 - Other Investments (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Minimum [Member]
Investment, Fair Value, Percentage Below Cost	5.90%
Maximum [Member]
Investment, Fair Value, Percentage Below Cost	36.40%
Equity Securities [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	¥ 10,765	¥ 29,117
Available-for-sale Debt Securities, Maturity Term	10 years
Proceeds from Sale of Available-for-sale Securities	¥ 141,235		¥ 391,814
Available-for-sale Securities, Gross Realized Gains		¥ 35,934	107,655
Realized Investment Gains (Losses)			¥ 313,393
Cost Method Investments	¥ 2,004,344	¥ 2,346,225
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	21,765	¥ 29,117
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	¥ 3,964